Executive Share-based Compensation - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Commitment payments in cash	$ 0	$ 0
Decrease in other equity reserves	$ 61	47	$ 77
ADSs Based On The Service Of The Executives [Member] | Executive Officer [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years
Share-based compensation annual grant percentage	25.00%
CPO [Member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage	0.00%
CPO [Member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage	200.00%
CPO [Member] | Cemex Holdings Philippines, Inc. [member] | Vested [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Decrease in other equity reserves	$ (61)	(52)	(42)
Transfer to additional paid in capital from other equity reserves	$ 61	$ 52	$ 42
CLH [Member] | CEMEX Latam Holdings, S.A [member] | ADSs Based On Service And Performance Of The Executives [Member] | Executive Officer [Member] | Vested [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation shares issued | shares		813,980	713,927
CLH [Member] | Cemex Holdings Philippines, Inc. [member] | ADSs Based On Service And Performance Of The Executives [Member] | Executive Officer [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation shares issued | shares	1,516,657	19,177,703	16,511,882